Borrowings - Principal Repayments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Borrowings
Principal repayments on borrowings	$ 13,743.3
2026
Borrowings
Principal repayments on borrowings	963.5
2027
Borrowings
Principal repayments on borrowings	1,654.8
2028
Borrowings
Principal repayments on borrowings	2,049.6
2029
Borrowings
Principal repayments on borrowings	593.7
2030
Borrowings
Principal repayments on borrowings	1,141.4
Thereafter
Borrowings
Principal repayments on borrowings	7,340.3
Holding company
Borrowings
Principal repayments on borrowings	8,922.7
Holding company | 2026
Borrowings
Principal repayments on borrowings	585.1
Holding company | 2027
Borrowings
Principal repayments on borrowings	639.2
Holding company | 2028
Borrowings
Principal repayments on borrowings	1,480.8
Holding company | 2029
Borrowings
Principal repayments on borrowings	364.8
Holding company | 2030
Borrowings
Principal repayments on borrowings	650.0
Holding company | Thereafter
Borrowings
Principal repayments on borrowings	5,202.8
Insurance and reinsurance companies
Borrowings
Principal repayments on borrowings	1,607.5
Insurance and reinsurance companies | 2026
Borrowings
Principal repayments on borrowings	114.1
Insurance and reinsurance companies | 2027
Borrowings
Principal repayments on borrowings	76.1
Insurance and reinsurance companies | 2028
Borrowings
Principal repayments on borrowings	55.5
Insurance and reinsurance companies | 2029
Borrowings
Principal repayments on borrowings	29.8
Insurance and reinsurance companies | 2030
Borrowings
Principal repayments on borrowings	204.5
Insurance and reinsurance companies | Thereafter
Borrowings
Principal repayments on borrowings	1,127.5
Non-insurance companies
Borrowings
Principal repayments on borrowings	3,213.1
Non-insurance companies | 2026
Borrowings
Principal repayments on borrowings	264.3
Non-insurance companies | 2027
Borrowings
Principal repayments on borrowings	939.5
Non-insurance companies | 2028
Borrowings
Principal repayments on borrowings	513.3
Non-insurance companies | 2029
Borrowings
Principal repayments on borrowings	199.1
Non-insurance companies | 2030
Borrowings
Principal repayments on borrowings	286.9
Non-insurance companies | Thereafter
Borrowings
Principal repayments on borrowings	$ 1,010.0